RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Settlement Agreement with Dr. Zamora

As part of the Settlement Agreement dated November 20, 2022 (the “Effective Date”), the parties agreed to confidentiality and non-disparagement restrictions, as well as a release of any potential claims against each other. In addition, certain provisions of Dr. Zamora’s Employment Agreement that survive termination of employment were modified to provide that Dr. Zamora shall not, for a period of one year from the Effective Date, “directly or indirectly solicit any person who has been a customer or employee of the Company during the period of one (1) year prior to the Effective Date.” The Settlement Agreement also provides for the termination of all previous supply agreements between the Company and Dr. Zamora, effective immediately, with such previous agreements to be replaced by the Supply Agreement described below.

Standstill Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Standstill Agreement with Dr. Zamora (the “Standstill Agreement”).

Supply Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Supply Agreement with Dr. Zamora (the “Supply Agreement”), pursuant to which the Company agreed to provide InfiniVive MD Exosome Serum and InfiniVive Daily Serum (the “Cosmetic Products”) to Dr. Zamora at his request. The provision of the Cosmetic Products under the Supply Agreement is subject to minimum and maximum quantity limitations. The Supply Agreement is effective for a period of five years, unless earlier terminated. The Company or Dr. Zamora may terminate the Supply Agreement immediately in prescribed circumstances, including if either party defaults with respect to its obligations under the Supply Agreement and, if the default is capable of being cured, does not cure such default within 30 days after receiving notice of such default. If the Supply Agreement is deemed terminated by Dr. Zamora for failure of the Company to supply the Cosmetic Products in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

Memorandum of Understanding

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Memorandum of Understanding with Dr. Zamora (the “MOU”) in order to support clinical research for the Company’s AlloRx® stem cells (“AlloRx”). Under the MOU, the Company agreed to provide AlloRx at a specified price to international clinical research facilities or other clinics with which Dr. Zamora may become affiliated, provided that certain regulatory conditions are satisfied, including proof of satisfaction of applicable United States and local legal requirements. The MOU will be effective for a period of five years, unless earlier terminated or replaced by mutual written agreement between Dr. Zamora and the Company. The MOU may also be earlier terminated in the event any clinic or the Company materially breaches the terms and conditions of the MOU. In the event the MOU is terminated by Dr. Zamora for failure of the Company to supply AlloRx in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)

Accounts Receivable and Revenues

Dr. Zamora was also a significant customer of the Company in his capacity as a practicing physician. (See Note 9 for more information regarding Dr. Zamora.) As of July 31, 2023 and October 31, 2022, Dr. Zamora owed the Company $0 and $0, respectively. During the three and nine months ended July 31, 2023 and 2022, Dr. Zamora accounted for $15,750 and $33,750, and $0 and $30,500 in product sales, respectively. These sales amounts were 3% and 1% of total sales, respectively, for the nine months ended July 31, 2023 and 2022.

Accounts Payable and Other Accrued Liabilities

The spouse of the Company’s Chief Science Officer, through an entity she controls, leases office and lab space to the Company. As of July 31, 2023 and October 31, 2022, the Company owes this entity $11,289 and $0, respectively, in past due rent. The rental rates charged to the Company, $5,645 per month, are consistent with commercial rental rates in the area.

As of July 31, 2023 and October 31, 2022, the Company owed an entity controlled by Dr. Zamora $0 and $137,953, respectively, for goods and services paid for on behalf of the Company by the related entity. Amounts due to Dr. Zamora were relieved in November 2022 as part of the Settlement Agreement as described elsewhere herein.

As of July 31, 2023 and October 31, 2022, the Company owed the former CEO of Fitore $0 and $94,559 respectively, in severance pay and related taxes.

Convertible Notes, Debt Discount and Accrued Interest

On August 1, 2021, in connection with the acquisition of Fitore (Note 4), the Company issued 2021 Series Unsecured Convertible Notes in the amount of $1,000,000 to the four former shareholders of Fitore. The notes earned interest at 5%, mature on July 31, 2024 and are convertible, at the holder’s option, at $26.00 per common share. On October 22, 2021, the holder of $200,000 of the convertible notes converted the note and accrued but unpaid interest into four Series A Preferred Stock units. On April 15, 2022, the holders of $320,000 of the convertible notes converted the notes and accrued but unpaid interest into 12,741 shares of common stock. The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $480,000 as of July 31, 2023 and October 31, 2022, respectively. During the three and nine months ended July 31, 2023 and 2022, the Company recorded $6,050 and $17,951, and $6,050 and $25,227, respectively, in interest expense related to these notes. As of July 31, 2023 and October 31, 2022, accrued, but unpaid, interest on these notes was $47,934 and $29,983, respectively.

NOTE 10 - RELATED PARTY TRANSACTIONS

Settlement Agreement with Dr. Zamora

As part of the Settlement Agreement dated November 20, 2022 (the “Effective Date”), the parties agreed to confidentiality and non-disparagement restrictions, as well as a release of any potential claims against each other. In addition, certain provisions of Dr. Zamora’s Employment Agreement that survive termination of employment were modified to provide that Dr. Zamora shall not, for a period of one year from the Effective Date, “directly or indirectly solicit any person who has been a customer or employee of the Company during the period of one (1) year prior to the Effective Date.” The Settlement Agreement also provides for the termination of all previous supply agreements between the Company and Dr. Zamora, effective immediately, with such previous agreements to be replaced by the Supply Agreement described below.

Standstill Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Standstill Agreement with Dr. Zamora (the “Standstill Agreement”).

Supply Agreement

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Supply Agreement with Dr. Zamora (the “Supply Agreement”), pursuant to which the Company agreed to provide InfiniVive MD Exosome Serum and InfiniVive Daily Serum (the “Cosmetic Products”) to Dr. Zamora at his request. The provision of the Cosmetic Products under the Supply Agreement is subject to minimum and maximum quantity limitations. The Supply Agreement is effective for a period of five years, unless earlier terminated. The Company or Dr. Zamora may terminate the Supply Agreement immediately in prescribed circumstances, including if either party defaults with respect to its obligations under the Supply Agreement and, if the default is capable of being cured, does not cure such default within 30 days after receiving notice of such default. If the Supply Agreement is deemed terminated by Dr. Zamora for failure of the Company to supply the Cosmetic Products in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

Memorandum of Understanding

On the Effective Date, in connection with the Settlement Agreement, the Company entered into a Memorandum of Understanding with Dr. Zamora (the “MOU”) in order to support clinical research for the Company’s AlloRx® stem cells (“AlloRx”). Under the MOU, the Company agreed to provide AlloRx at a specified price to international clinical research facilities or other clinics with which Dr. Zamora may become affiliated, provided that certain regulatory conditions are satisfied, including proof of satisfaction of applicable United States and local legal requirements. The MOU will be effective for a period of five years, unless earlier terminated or replaced by mutual written agreement between Dr. Zamora and the Company. The MOU may also be earlier terminated in the event any clinic or the Company materially breaches the terms and conditions of the MOU. In the event the MOU is terminated by Dr. Zamora for failure of the Company to supply AlloRx in accordance with its terms or by the Company without cause, the Standstill Agreement would be deemed terminated and of no further force or effect.

Accounts Receivable and Revenues

Dr. Zamora was also a significant customer of the Company in his capacity as a practicing physician. (See also Note 8 and Note 9 for more information regarding this individual.) As of October 31, 2022 and 2021, Dr. Zamora owed the Company $0 and $0, respectively. During the years ended October 31, 2022 and 2021, Dr. Zamora accounted for $30,500 and $362,800 in product sales, respectively. These sales amounts were 1% and 29% of total product sales, respectively, for the years ended October 31, 2022 and 2021.

Accounts Payable and Other Accrued Liabilities

The spouse of the Company’s Chief Science Officer, through an entity she controls, leases office and lab space to the Company. As of October 31, 2022 and 2021, the Company owes this entity $0 and $0, respectively, in past rent. The rental rates charged to the Company, $5,645 per month, are consistent with commercial rental rates in the area.

As of October 31, 2022 and 2021, the Company owed an entity controlled by Dr. Zamora $137,953 and $172,147, respectively, for goods and services paid for on behalf of the Company by the related entity.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Amounts due to Dr. Zamora were relieved in November 2022 as part of the Settlement Agreement as described elsewhere herein.

As of October 31, 2022 and 2021, the Company owed the former CEO of Fitore $94,559 and $0, respectively, in severance pay and related taxes.

Accrued Compensation and Advances Payable

Through October 31, 2020, the Company had recorded $1,221,958 in accrued compensation payable to the Chief Science Officer. Through October 31, 2020, the Company had recorded $767,288 in connection with interest accrued on the compensation payable and accrued bonuses due the Chief Science Officer. These amounts were converted into unsecured convertible promissory notes on October 31, 2020. (See Note 7 for further information.)

Convertible Notes, Debt Discount and Accrued Interest

On August 1, 2021, in connection with the acquisition of Fitore (Note 4), the Company issued 2021 Series Unsecured Convertible Notes in the amount of $1,000,000 to the four former shareholders of Fitore. The notes earned interest at 5%, mature on July 31, 2024 and are convertible, at the holder’s option, at $26.00 per common share. On October 22, 2021, the holder of $200,000 of the convertible notes converted the note and accrued but unpaid interest into four Series A Preferred Stock units. On April 15, 2022, the holders of $320,000 of the convertible notes converted the notes and accrued but unpaid interest into 12,741 shares of common stock. The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $800,000 as of October 31, 2022 and 2021, respectively. During the years ended October 31, 2022 and 2021, the Company recorded $31,276 and $12,219, respectively, in interest expense. As of October 31, 2022 and 2021, accrued, but unpaid, interest on these notes was $29,983 and $9,973, respectively.